CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accounts receivables, allowance	$ 684,929	$ 316,966
Accounts payable	28,074,663	31,599,317
Accrued expenses and other current liabilities	16,024,243	16,580,351
Short-term bank loans	49,962,510	42,428,890
Deferred revenue	7,917,350	4,652,010
Income tax payable	$ 4,966,845	5,529,899
Long-term liabilities		$ 9,860,000
Ordinary shares, par value	$ 0.0000005	$ 0.0000005
Ordinary shares, shares authorized	1,000,000,000,000	1,000,000,000,000
Ordinary shares, shares issued	1,884,133,063	1,882,073,063
Ordinary shares, shares outstanding	1,884,133,063	1,882,073,063
VIEs [Member]
Accounts payable	$ 28,062,583	$ 31,546,430
Accrued expenses and other current liabilities	$ 14,946,594	$ 13,469,803
Short-term bank loans
Deferred revenue	$ 7,887,744	$ 4,622,404
Income tax payable	$ 195,846	1,223,526
Long-term liabilities		$ 9,860,000